EQUITY (Common and Preferred Stock) (Details) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Feb. 22, 2016	Dec. 31, 2015
Common and Preferred Stock (Narrative)
Common Stock, shares authorized	75,000,000	75,000,000		75,000,000
Common Stock, par value	$ 0.001	$ 0.001		$ 0.001
Preferred Stock, shares authorized			25,000,000
Preferred Stock, par value			$ 0.01